Contingencies - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Plaintiff sought value, up to	$ 125,000,000
Payments made	$ 2,000,000	$ 2,000,000